Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest in Equity Subsidiaries

Noncontrolling interests in equity of subsidiaries were as follows:

	(dollars in millions)
At December 31,	2014	2013
Verizon Wireless	$–	$55,465
Wireless partnerships and other	1,378	1,115

	$1,378	$56,580